CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 412,000	$ 480,000
Restricted cash	44,000	44,000
Accounts receivable, net	217,000	137,000
Amounts due from related parties, net	7,000	27,000
Assets held for sale -current	220,000	0
Other current assets	201,000	169,000
Total current assets	1,101,000	857,000
Non-current assets
Investments in associated companies	67,000	84,000
Drilling units	2,678,000	1,668,000
Restricted cash	83,000	74,000
Deferred tax assets	28,000	15,000
Equipment	9,000	10,000
Other non-current assets	71,000	93,000
Total non-current assets	2,936,000	1,944,000
Total assets	4,037,000	2,801,000
Current liabilities
Debt due within one year	10,000	22,000
Trade accounts payable	49,000	76,000
Other current liabilities	295,000	306,000
Total current liabilities	354,000	404,000
Non-current liabilities
Long-term debt	345,000	496,000
Deferred tax liabilities	8,000	9,000
Other non-current liabilities	251,000	190,000
Total non-current liabilities	604,000	695,000
Commitments and contingencies (see Note 25)
Equity
Common shares of par value $0.01 per share: 375,000,000 shares authorized and 79,866,503 issued at June 30, 2023 ( December 31, 2022: 49,999,998)	799	500
Additional paid-in capital	2,738,000	1,499,000
Accumulated other comprehensive income	2,000	2,000
Retained earnings	338,000	201,000
Total equity	3,079,000	1,702,000
Total liabilities and equity	4,037,000	$ 2,801,000
Other current and non-current liabilities	$ 12,000
Number of shares	79,866,503	49,999,998